Shareholders' Equity and Dividends (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of Dividends Payable

The table below summarizes the monthly dividends related to the Company’s common stock through March 31, 2026 (in thousands, except per share data):

Month Ended	Total Monthly Dividend Per Common Share	Total Cash Dividend	Payment Date	Stockholders Record Date
March 31, 2026	$0.1562	$2,326	May 15, 2026	April 1, 2026
February 28, 2026	$0.1562	$2,310	April 15, 2026	March 1, 2026
January 31, 2026	$0.1562	$2,298	March 15, 2026	February 1, 2026
December 31, 2025	$0.1562	$2,286	February 16, 2026	January 1, 2026
November 30, 2025	$0.1562	$2,034	January 15, 2026	December 1, 2025
October 31, 2025	$0.1562	$2,019	December 15, 2025	November 3, 2025
September 30, 2025	$0.1562	$2,004	November 14, 2025	October 2, 2025
August 31, 2025	$0.1562	$1,670	October 15, 2025	September 2, 2025
July 31, 2025	$0.1562	$1,557	September 15, 2025	August 1, 2025
June 30, 2025	$0.1562	$1,447	August 15, 2025	July 1, 2025

The table below summarizes the monthly dividends related to the Company’s common stock through December 31, 2025 (in thousands, except per share data):

Month Ended	Total Monthly Dividend Per Common Share	Total Cash Dividend	Payment Date	Stockholders Record Date
December 31, 2025	$0.1562	$2,286	February 16, 2026	January 1, 2026
November 30, 2025	$0.1562	$2,034	January 15, 2026	December 1, 2025
October 31, 2025	$0.1562	$2,019	December 15, 2025	November 3, 2025
September 30, 2025	$0.1562	$2,004	November 14, 2025	October 2, 2025
August 31, 2025	$0.1562	$1,670	October 15, 2025	September 2, 2025
July 31, 2025	$0.1562	$1,557	September 15, 2025	August 1, 2025
June 30, 2025	$0.1562	$1,447	August 15, 2025	July 1, 2025
May 31, 2025	$0.1562	$804	July 15, 2025	June 1, 2025
April 30, 2025	$0.1562	$766	June 15, 2025	May 1, 2025
March 31, 2025	$0.1562	$750	May 15, 2025	April 1, 2025
February 28, 2025	$0.1562	$731	April 15, 2025	March 1, 2025
January 31, 2025	$0.1562	$721	March 15, 2025	February 1, 2025
December 31, 2024	$0.1562	$717	February 14, 2025	January 1, 2025
November 30, 2024	$0.1562	$706	January 15, 2025	December 2, 2024
October 31, 2024	$0.1562	$699	December 16, 2024	November 1, 2024
September 30, 2024	$0.1562	$695	November 15, 2024	October 1, 2024
August 31, 2024	$0.1562	$691	October 15, 2024	September 2, 2024
July 31, 2024	$0.1562	$685	September 16, 2024	August 1, 2024

Month Ended	Total Monthly Dividend Per Common Share	Total Cash Dividend	Payment Date	Stockholders Record Date
June 30, 2024	$0.1562	$675	August 15, 2024	July 1, 2024
May 31, 2024	$0.1562	$670	July 15, 2024	June 3, 2024
April 30, 2024	$0.1562	$666	June 14, 2024	May 1, 2024
March 31, 2024	$0.1562	$660	May 15, 2024	April 1, 2024
February 29, 2024	$0.1562	$657	April 15, 2024	March 4, 2024
January 31, 2024	$0.1562	$653	March 15, 2024	February 2, 2024